Schedule of trade and accounts payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Third parties	R$ 11,832,602	R$ 9,098,376
(-) Adjustment to present value	(117,978)	(88,389)
Trade and accounts payable	11,714,624	9,009,987
Current	11,701,996	8,996,206
Non-current	12,628	13,781
Country of domicile [member]
IfrsStatementLineItems [Line Items]
Third parties	9,812,778	7,611,170
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Third parties	R$ 2,019,824	R$ 1,487,206